Trade receivables, tax receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables, tax receivables and other current assets
Schedule of trade receivables and others break down

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
3 months or less	3,807	531	2,016
Trade receivables and others	3,807	531	2,016

Schedule of other current assets and receivables

	December 31,	December 31,	December 31,
(in thousands euros)	2023	2024	2025
CIR and other research tax credits	5,333	4,915	2,267
Other	19	25	14
Tax receivables	5,352	4,941	2,281
Prepaid expenses	4,656	2,442	3,952
Short-term deposit accounts	70	—	131,558
Current accrued income	1,047	1,574	1,575
Liquidity agreement - Cash	422	349	527
VAT receivables	5,066	5,055	3,148
Other receivables	435	56	101
Other current assets	11,696	9,476	140,861
Other current assets and receivables	17,048	14,417	143,142